SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Schedule of Research Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 2,094	$ 2,965	$ 3,703
Subcontractors	3,173	4,694	11,423
Depreciation and amortization	346	342	51
Cost of materials	517	311	309
Allotment of manufacturing costs	1,394	1,621	2,220
Other research and development expenses	174	137	209
Research and development, gross	7,698	10,070	17,915
Participations:
BARDA funds		(3,785)	(13,238)
Revaluation of liabilities in respect of IIA grants		(1,316)	(605)
Research and development, net of participations	$ 7,698	$ 4,969	$ 4,072